Offerings - Offering: 1	Sep. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	16,825,644
Proposed Maximum Offering Price per Unit	0.79
Maximum Aggregate Offering Price	$ 13,292,258.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,835.66
Offering Note	The registration statement registers the resale by the selling stockholders named therein of an aggregate of 16,825,644 shares of common stock of CDT Equity Inc., par value $0.0001 per share (the "Common Stock"), consisting of: (i) 365,750 shares of Common Stock issuable upon the exercise of common stock purchase warrants issued to J.J. Astor & Co., (ii) 3,523,125 shares of Common Stock issuable pursuant to the senior secured convertible promissory note dated June 11, 2026, as amended and restated on July 31, 2026 and August 3, 2026, in $2,536,650 aggregate principal amount and an additional $541,620 senior secured convertible promissory note issued to the Lender on August 31, 2026 (collectively, the "Notes"), (iii) 32,110 shares of Common Stock issued to EX-ANIMO Ltd. on July 24, 2026, (iv) 25,000 shares of Common Stock issued to Maxim Partners LLC on July 30, 2026, (v) 31,373 shares of Common Stock issued to Ian Burton on July 30, 2026, (vi) 12,131,122 shares of Common Stock to shareholders of Sarborg Limited ("Sarborg") on August 28, 2026, (vii) 33,582 shares of Common Stock issued to NJS Foresight Bio-Advisory LLC on July 31, 2026, (viii) 33,582 shares of Common Stock issued to Thesprogen, PC on July 31, 2026, and (ix) 650,000 shares of Common Stock to Sarborg pursuant to Amendment No. 1, dated August 31, 2026, to the Securities Purchase Agreement, dated February 19, 2026. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional common shares as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $0.79, calculated based on the average of the high and low reported prices of the registrant's common stock on The Nasdaq Global Market on September 3, 2026, which date is within five business days prior to the filing of this Registration Statement.